Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies [Abstract]
Exchange Rates Used for Translation of Financial statements
The following exchange rates have been used for the translation of the financial statements of AC Immune USA:
	For the Years Ended December 31,
	2021	2020	2019
CHF/USD
Closing rate, USD 1	0.923	N/A	N/A
Average exchange rate, USD 1	0.929	N/A	N/A

Estimated Lease Term by Right-of-use Asset Categories	The estimated lease term by right-of-use asset categories are as follows:
Buildings	5 years
Office equipment	5 years
IT equipment	5 years

Estimated useful life	Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements/furniture	5 years